BOSTON PARTNERS
                                 FAMILY OF FUNDS

                            BOSTON PARTNERS BOND FUND

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                               Institutional Class


                       Supplement dated February 27, 2002
                      to Prospectus dated December 18, 2001

         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus and Statement of Additional Information.

         At a special meeting of shareholders held on February 25, 2002, the shareholders of the Boston Partners Bond Fund (the "Fund"), a series of The RBB Fund, Inc., approved the liquidation and termination of the Fund pursuant to a Plan of Liquidation and Termination. As a result, the Fund was liquidated and its assets distributed to shareholders on February 25, 2002.

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                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS

                            BOSTON PARTNERS BOND FUND

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                                 Investor Class


                       Supplement dated February 27, 2002
                      to Prospectus dated December 18, 2001

         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus and Statement of Additional Information.

         At a special meeting of shareholders held on February 25, 2002, the shareholders of the Boston Partners Bond Fund (the "Fund"), a series of The RBB Fund, Inc., approved the liquidation and termination of the Fund pursuant to a Plan of Liquidation and Termination. As a result, the Fund was liquidated and its assets distributed to shareholders on February 25, 2002.